RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 82.5%	Shares	Value
99 Acquisition Group, Inc. - Class A(a)	4,334	$44,662
Acri Capital Acquisition Corp.(a)	9,121	102,246
Ai Transportation Acquisition Corp.(a)(b)	19,934	204,922
Aimei Health Technology Co. Ltd.(a)(b)	14,391	147,364
Ares Acquisition Corp. II(a)(b)	18,471	195,238
Bayview Acquisition Corp. - Class A(a)(b)	7,251	73,163
Black Hawk Acquisition Corp.(a)(b)	19,756	200,622
Bukit Jalil Global Acquisition 1 Ltd.(a)(b)	19,934	209,307
Colombier Acquisition Corp. II - Class A(a)(b)	12,813	131,590
ESH Acquisition Corp. - Class A(a)	18,218	188,921
Four Leaf Acquisition Corp. - Class A(a)	19,934	214,690
Global Lights Acquisition Corp.(a)(b)	20,802	211,764
Golden Star Acquisition Corp.(a)(b)	22,652	241,018
IB Acquisition Corp.(a)	4,998	50,005
Inflection Point Acquisition Corp. II - Class A(a)(b)	20,260	212,122
Iron Horse Acquisitions Corp.(a)	12,150	121,318
JVSPAC Acquisition Corp.(a)(b)	14,218	146,303
Keen Vision Acquisition Corp.(a)(b)	10,401	108,794
Legato Merger Corp. III(a)(b)	20,052	203,227
Newbury Street Acquisition Corp.(a)	18,238	196,788
Oak Woods Acquisition Corp. - Class A(a)(b)	18,262	195,769
Quetta Acquisition Corp.(a)	19,934	203,127
Spark I Acquisition Corp.(a)(b)	19,934	204,523
TMT Acquisition Corp. - Class A(a)(b)	18,272	195,419
Trailblazer Merger Corp. I(a)	19,088	202,905
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $4,002,864)		4,205,807

RIGHTS - 0.9%	Contracts	Value
Holding Companies-Diversified - 0.9%
99 Acquisition Group, Inc.(a)	21,667	3,899
Ai Transportation Acquisition Corp.(a)(b)	19,934	3,586
Aimei Health Technology Co. Ltd.(a)(b)	14,391	2,817
Bayview Acquisition Corp. (a)(b)	7,251	834
Bukit Jalil Global Acquisition 1 Ltd.(a)(b)	19,934	4,684
Distoken Acquisition Corp.(a)(b)	8,873	847
ESH Acquisition Corp.(a)	19,934	1,615
Global Lights Acquisition Corp.(a)(b)	20,802	5,814
Golden Star Acquisition Corp.(a)(b)	24,341	6,015
Horizon Space Acquisition I Corp.(a)(b)	3,101	287
Iron Horse Acquisitions Corp.(a)	12,150	2,552
Mars Acquisition Corp.(a)(b)	9,397	1,945
Oak Woods Acquisition Corp.(a)(b)	19,934	3,985
Quetta Acquisition Corp.(a)	1,994	2,253
TMT Acquisition Corp.(a)(b)	19,934	4,075
Trailblazer Merger Corp. I(a)	19,088	1,424
Total Holding Companies-Diversified		46,632
TOTAL RIGHTS (Cost $42,701)		46,632

WARRANTS - 0.4%	Contracts	Value
99 Acquisition Group, Inc., Expires 08/25/2028, Exercise Price $11.50(a)	21,667	727
Alchemy Investments Acquisition Corp. 1, Expires 11/30/2027, Exercise Price $11.50(a)(b)	2,758	524
Ares Acquisition Corp. II, Expires 06/12/2028, Exercise Price $11.50(a)(b)	10,085	1,866
Bite Acquisition Corp., Expires 02/12/2031, Exercise Price $11.50(a)	2,010	141
Bukit Jalil Global Acquisition 1 Ltd., Expires 12/30/2029, Exercise Price $11.50(a)(b)	9,967	424
Churchill Capital Corp. VII, Expires 02/29/2028, Exercise Price $11.50(a)	6,398	2,046
Colombier Acquisition Corp. II, Expires 11/24/2028, Exercise Price $11.50(a)(b)	4,271	1,965
Distoken Acquisition Corp., Expires 11/30/2027, Exercise Price $11.50(a)(b)	8,873	177
Four Leaf Acquisition Corp., Expires 03/15/2028, Exercise Price $11.50(a)	19,934	856
Goal Acquisitions Corp., Expires 02/11/2026, Exercise Price $11.50(a)	2,463	30
Gores Holdings IX, Inc., Expires 01/14/2029, Exercise Price $11.50(a)	4,396	1,231
Haymaker Acquisition Corp. 4, Expires 05/31/2028, Exercise Price $11.50(a)(b)	2,397	479
Hennessy Capital Investment Corp. VI, Expires 06/10/2026, Exercise Price $11.50(a)	3,542	371
Horizon Space Acquisition I Corp., Expires 03/02/2029, Exercise Price $11.50(a)(b)	3,101	83
Inflection Point Acquisition Corp. II, Expires 08/31/2029, Exercise Price $11.50(a)(b)	10,130	1,520
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50(a)	12,150	431
Israel Acquisitions Corp., Expires 02/28/2028, Exercise Price $11.50(a)(b)	4,661	361
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Exercise Price $11.50(a)(b)	1,780	383
Keen Vision Acquisition Corp., Expires 03/15/2028, Exercise Price $11.50(a)(b)	10,401	561
New Horizon Aircraft Ltd., Expires 01/12/2029, Exercise Price $11.50(a)(b)	9,525	477
NKGen Biotech, Inc., Expires 05/31/2028, Exercise Price $11.50(a)	1,520	213
Oak Woods Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50(a)(b)	19,934	399
Screaming Eagle Acquisition Corp., Expires 01/15/2027, Exercise Price $11.50(a)(b)	5,130	2,423
Slam Corp., Expires 02/23/2026, Exercise Price $11.50(a)(b)	3,115	561
Spark I Acquisition Corp., Expires 10/01/2030, Exercise Price $11.50(a)(b)	9,967	1,804
Twelve Seas Investment Co. II, Expires 03/02/2028, Exercise Price $11.50(a)	3,043	286
TOTAL WARRANTS (Cost $20,486)		20,339

SHORT-TERM INVESTMENTS - 15.6%
Money Market Funds - 15.6%	Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)	797,939	797,939
TOTAL SHORT-TERM INVESTMENTS (Cost $797,939)		797,939

TOTAL INVESTMENTS - 99.4% (Cost $4,863,990)		$5,070,717
Other Assets in Excess of Liabilities - 0.6%		28,309
TOTAL NET ASSETS - 100.0%		$5,099,026

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Clear Street Derivatives LLC	Custom basket of U.S. stocks*	Receive	Overnight Bank Funding Rate + 0.85%	Monthly	August 23, 2024	$102,571	$-

* The components of the basket as of March 31, 2024 are shown below:

Name	Quantity	Value	Weight
Ares Acquisition Corporation II	1,960	$20,717	20.1%
ESH Acquisition Corp. – Class A	1,980	20,493	19.8%
Golden Star Acquisition Corporation	1,950	20,748	20.1%
Oak Woods Acquisition Corporation – Class A	1,930	20,748	20.1%
TMT Acquisition Corp.	1,920	20,525	19.9%
		$103,231	100.0%

RiverNorth Enhanced Pre-Merger SPAC ETF
	Level 1	Level 2	Level 3	Total
Assets:
Special Purpose Acquisition Companies (SPACs)	$3,179,525	$1,026,282	$–	$4,205,807
Rights	28,283	18,349	–	46,632
Warrants	17,120	3,219	–	20,339
Money Market Funds	797,939	–	–	797,939
Total Assets	$4,022,867	$1,047,850	$–	$5,070,717

Other Financial Instruments*:
Liabilities
Total Return Swaps	$–	$–	$–	$–
Total Liabilities	$–	$–	$–	$–

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for industry classifications.